Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Receivables [Abstract]
Security deposits for lease contracts	€ 3,093	€ 3,920
Receivable from disposal of assets	271	599
Total	€ 3,364	€ 4,519